Subsequent Events (Details) - Subsequent Event [Member]	1 Months Ended
May 14, 2023 USD ($) $ / shares shares
Subsequent Events (Details) [Line Items]
Ordinary shares net proceeds	28,900
Net proceeds (in Dollars) | $	$ 144,374
Stock option granted	20,500
Strike prices (in Dollars per share) | $ / shares	$ 6.23
Exercied warrants	666,667
Ordinary shares	248,607